Revolving Line of Credit and Related Interest (Details Narrative) (USD $)	1 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Jul. 16, 2012	Jun. 17, 2012
Debt Disclosure [Abstract]
Line of Credit			$ 1,500,000	$ 1,000,000
Line of Credit, maturity date	Jul. 16, 2013
Line of Credit, interest rate			4.00%	1.25%
Line of Credit, interest rate description	The principal balance will note bear interest at the one month USD LIBOR rate measured not more often than once per month (the "Index"). Interest on any unpaid balance will bear interest at the Index plus 3.750%.	Floor of 7.0% for one month
Line of Credit, balance			$ 1,173,155	$ 785,044
Line of Credit, repayment		The revolving line of credit has been paid in full on July 16, 2012 with proceeds from a new credit agreement and all liens released.